Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

NOTE 5.    Intangible Assets and Goodwill

Intangible assets consist of in-place resident contract intangibles that were recognized upon acquiring 100% interest in the related properties. The following table summarizes the Company’s intangible assets (dollars in thousands):

	December 31,
Intangible assets	2025	2024
Gross in tangible assets	$281,356	$336,678
Accumulated amortization	(254,686)	(261,717)
In tangible assets	$26,670	$74,961
Weighted average remaining amortization period in years	1	2

During the years ended December 31, 2025 and 2024, depreciation and amortization expense related to amortization of intangible assets was $48 million and $53 million, respectively.

The following table summarizes the estimated annual amortization for each of the five succeeding fiscal years and thereafter (in thousands):

Depreciation and
Amortization
2026	$22,689
2027	3,981
2028	—
2029	—
2030	—
Thereafter	—
$26,670

Goodwill

At each of December 31, 2025 and 2024, the Company had goodwill of $4 million. This goodwill balance represents the historical basis recognized by the Parent that is attributable to the Company. During each of the years ended December 31, 2025 and 2024, the fair value of the Company’s reporting unit was greater than the carrying value, including the related goodwill, and as a result, no impairment charges were recognized.